Vessels, net, Vessel Acquisitions and Other Capital Expenditures (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 Vessel	Dec. 31, 2021 USD ($) Vessel
Vessel Acquisitions [Abstract]
Number of vessels acquired on a time charter		2
Number of vessels acquired	0
Number of impaired vessels	0	0
Maximum [Member]
Vessel Acquisitions [Abstract]
Remaining term of time charter	1 year
2021 Vessel Acquisitions [Member]
Vessel Acquisitions [Abstract]
Purchase price | $		$ 109.4
Aframax LR2 Tanker [Member]
Vessel Acquisitions [Abstract]
Number of vessels to be acquired		7
Handysize Tankers [Member]
Vessel Acquisitions [Abstract]
Number of vessels to be acquired		2